Environmental Liabilities	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Environmental Liabilites
25.	ENVIRONMENTAL LIABILITIES

As at,	March 31, 2022	March 31, 2021
The carrying amount of Environmental liabilities in respect of:
The Company’s Operation Site	$33.7	$35.0
Northern Ontario mine sites owned by Old Steelco Inc.	4.3	4.9

	$38.0	$39.9

Current portion	$4.5	$4.5
Long-term portion	33.5	35.4

	$38.0	$39.9

On November 30, 2018, the Company entered into agreements with the Province of Ontario, through the Ministry of the Environment, Conservation and Parks and the Ministry of Energy, Northern Development and Mines. These agreements relate to the Company’s operation site, and certain Northern Ontario mine sites owned by Old Steelco Inc., and not purchased by the Company. These agreements limit the Company’s obligations with respect to legacy environmental contamination, and impose certain risk management, risk mitigation, site remediation and funding obligations on the Company. The Company recognizes the present value of these environmental liabilities over 20 years commencing November 2018 at a discount rate of 9.0%.
At March 31, 2022, the Company has provided letters of credit totalling of $16.1 million (March 31, 2021 - $
17.2 million) to the Ministry of Energy, Northern Development and Mines; $13.7
million in respect of the Company’s operation site (March 31, 2021 - $
13.7 million) and $2.4
million (March 31, 2021 - $
3.5 million) in respect of certain Northern Ontario mine sites owned by Old Steelco Inc. Letters of credit are disclosed in Note 12 and Note 16.
Reconciliation of Environmental liabilities

	The Company’s Operation Site	Northern Ontario mine sites owned by Old Steelco Inc.	Total
Balance at March 31, 2020	$34.3	$4.6	$38.9
Payments	(1.6)	—	(1.6)
Accretion of discount	2.3	0.3	2.6

Balance at March 31, 2021	$35.0	$4.9	$39.9
Payments	(4.6)	(1.0)	(5.6)
Accretion of discount	3.3	0.4	3.7

Balance at March 31, 2022	$33.7	$4.3	$38.0